SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of basis of consolidation

Name of subsidiary	Place of incorporation	Proportion of ownership interest	Principal activity
Pretium Exploration Inc.	BC, Canada	100%	Operates the Brucejack Mine
0890696 BC Ltd.	BC, Canada	100%	Holds real estate in Stewart, BC

Schedule of estimated useful lives

Asset class	Estimated useful life
Mine and mill equipment	5 - 13 years
Light vehicles	3 - 5 years
Office and computer equipment	3 - 5 years
Leasehold improvements	Term of lease